Long-term Debt - Silicon valley bank term loan (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) shares	Jul. 31, 2017 USD ($) M	Dec. 31, 2021 USD ($) M $ / shares shares	Mar. 31, 2020 USD ($)	Feb. 28, 2019 $ / shares shares
Debt Instrument [Line Items]
Number of monthly payments | M		36	36
Warrants to purchase shares of common stock | shares	1,937,260		16,877,907
2017 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt		$ 5.0		$ 3.1
Warrants to purchase shares of common stock | shares					28,338
Warrants exercise price | $ / shares					$ 0.24
2020 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt				5.0
Interest rate			5.00%
Warrants to purchase shares of common stock | shares			279,974
Warrants exercise price | $ / shares			$ 0.40
Fair value of warrants			$ 0.1
Debt issuances costs			0.1
End-of-term charge			$ 0.1
Repayments of debt	$ 8.0
Term Loan A Advance
Debt Instrument [Line Items]
Face amount of debt		4.0
Term Loan B Advance
Debt Instrument [Line Items]
Face amount of debt		1.0
Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	$ 3.0	$ 1.0		$ 7.0
Wall Street Journal Prime Rate | 2017 SVB Term Loan
Debt Instrument [Line Items]
Interest rate		1.25%			5.25%
Wall Street Journal Prime Rate | 2020 SVB Term Loan
Debt Instrument [Line Items]
Interest rate			0.50%